Tax expense/(benefit) - Discosure of significant components of deferred tax assets and liabilities and their changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	€ (4,784.0)
Deferred tax assets at beginning of period	2,152.0
Deferred tax liability (asset) at beginning of period	(2,632.0)
Deferred tax liabilities at end of period	(4,507.0)	€ (4,784.0)
Deferred tax assets at end of period	4,371.0	2,152.0
Deferred tax liability (asset) at end of period	(136.0)	(2,632.0)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(13,291.0)	(13,941.0)
Recognized in Consolidated Income Statement	(131.0)	(78.0)
Recognized in Equity	(19.0)	(212.0)
Transferred to Assets/(Liabilities) Held for Sale	(10.0)	26.0
Translation differences and Other	417.0	(385.0)
Deferred tax liabilities at end of period	(13,548.0)	(13,291.0)
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(3,102.0)	(2,775.0)
Recognized in Consolidated Income Statement	304.0	315.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	107.0	12.0
Deferred tax liabilities at end of period	(3,513.0)	(3,102.0)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(3,921.0)	(4,296.0)
Recognized in Consolidated Income Statement	(471.0)	(332.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(27.0)	(43.0)
Deferred tax liabilities at end of period	(3,423.0)	(3,921.0)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(3,869.0)	(3,964.0)
Recognized in Consolidated Income Statement	(20.0)	12.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	185.0	(107.0)
Deferred tax liabilities at end of period	(4,034.0)	(3,869.0)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(276.0)	(331.0)
Recognized in Consolidated Income Statement	28.0	(29.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	9.0	(26.0)
Deferred tax liabilities at end of period	(312.0)	(276.0)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(1,078.0)	(1,086.0)
Recognized in Consolidated Income Statement	5.0	4.0
Recognized in Equity	(66.0)	23.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	50.0	(35.0)
Deferred tax liabilities at end of period	(1,067.0)	(1,078.0)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(1,045.0)	(1,488.0)
Recognized in Consolidated Income Statement	24.0	(48.0)
Recognized in Equity	47.0	(235.0)
Transferred to Assets/(Liabilities) Held for Sale	(10.0)	26.0
Translation differences and Other	94.0	(186.0)
Deferred tax liabilities at end of period	(1,200.0)	(1,045.0)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	11,272.0	11,868.0
Recognized in Consolidated Income Statement	220.0	(979.0)
Recognized in Equity	(122.0)	146.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	10.0	237.0
Deferred tax assets at end of period	11,381.0	11,272.0
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	4,468.0	4,852.0
Recognized in Consolidated Income Statement	467.0	(304.0)
Recognized in Equity	0.0	(37.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(22.0)	(43.0)
Deferred tax assets at end of period	4,914.0	4,468.0
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	1,953.0	2,183.0
Recognized in Consolidated Income Statement	214.0	(208.0)
Recognized in Equity	(13.0)	6.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	142.0	(28.0)
Deferred tax assets at end of period	2,296.0	1,953.0
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	336.0	373.0
Recognized in Consolidated Income Statement	48.0	(8.0)
Recognized in Equity	0.0	2.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	15.0	(31.0)
Deferred tax assets at end of period	399.0	336.0
Impairment of tangible and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	877.0	1,269.0
Recognized in Consolidated Income Statement	(232.0)	(376.0)
Recognized in Equity	0.0	(1.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(13.0)	(15.0)
Deferred tax assets at end of period	632.0	877.0
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	444.0	375.0
Recognized in Consolidated Income Statement	(54.0)	62.0
Recognized in Equity	0.0	5.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(3.0)	2.0
Deferred tax assets at end of period	386.0	444.0
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	59.0	58.0
Recognized in Consolidated Income Statement	15.0	10.0
Recognized in Equity	0.0	(1.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(6.0)	(8.0)
Deferred tax assets at end of period	69.0	59.0
Provision for buy back
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	153.0	169.0
Recognized in Consolidated Income Statement	(35.0)	1.0
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	33.0	(17.0)
Deferred tax assets at end of period	151.0	153.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,982.0	2,589.0
Recognized in Consolidated Income Statement	(203.0)	(156.0)
Recognized in Equity	(109.0)	172.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(136.0)	377.0
Deferred tax assets at end of period	2,534.0	2,982.0
Unrecognized deferred tax assets on temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	3,377.0	3,183.0
Recognized in Consolidated Income Statement	(608.0)	(311.0)
Recognized in Equity	(12.0)	(11.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(100.0)	516.0
Deferred tax assets at end of period	2,657.0	3,377.0
Unrecognized deferred tax assets on temporary differences | Italy
Reconciliation of changes in deferred tax liability (asset) [abstract]
Allowance for corporate equity, deferred tax assets	1,267.0	1,298.0	€ 1,215.0
Unrecognized deferred tax assets on temporary differences | United Kingdom
Reconciliation of changes in deferred tax liability (asset) [abstract]
Advanced corporate tax, deferred tax assets	27.0	26.0	€ 26.0
Deferred tax assets arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	9,069.0	9,506.0
Recognized in Consolidated Income Statement	214.0	(402.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(501.0)	(35.0)
Deferred tax assets at end of period	8,782.0	9,069.0
Unrecognized deferred tax assets on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	6,305.0	6,531.0
Recognized in Consolidated Income Statement	(1,704.0)	(260.0)
Recognized in Equity	0.0	0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0	0.0
Translation differences and Other	(507.0)	34.0
Deferred tax assets at end of period	4,094.0	6,305.0
Total Net deferred tax assets/(liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2,632.0)	(2,280.0)
Recognized in Consolidated Income Statement	(2,878.0)	732.0
Recognized in Equity	91.0	(369.0)
Transferred to Assets/(Liabilities) Held for Sale	(10.0)	26.0
Translation differences and Other	301.0	(37.0)
Deferred tax liability (asset) at end of period	€ (136.0)	€ (2,632.0)